Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Compensation Expense

Compensation expenses recognized for share-based awards of the Company were as follows:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Cost of revenues	$621	$212	$82
Research and development expenses	12,696	17,062	3,274
Sales and marketing expenses	4,145	778	694
General and administrative expenses	7,150	4,685	1,514
Total	$24,612	$22,737	$5,564

Compensation expenses recognized for different awards were summarized as below:

	Year Ended December 31,
	2023	2024	2025
	(in US$ thousands)
Equity award – share options(1)(4)	$11,176	$6,761	$3,585
Equity award – restricted shares(2)(3)	(730)	—	—
Equity award – restricted share units(5)	11,455	15,636	2,351
Liability award – venture partners plan	2,711	340	(372)
Total	$24,612	$22,737	$5,564

(1)
Including share options granted to employees as part of post-combination compensation of US$0.4 million, US$0.1 million and nil for the years ended December 31, 2023, 2024 and 2025, respectively.
(2)
Including restricted shares granted by the Founder for equity classified award of US$0.1 million, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.
(3)
Including reversal of restricted shares granted to employees as part of post-combination compensation of US$1.3 million due to certain employees’ failure to meet the service condition, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.
(4)
Including immediate recognition of remaining unrecognized compensation expenses of share options granted to certain employees as a result of the cancellation of their equity awards of nil, US$1.9 million and nil for the years ended December 31, 2023, 2024 and 2025, respectively.
(5)
Including immediate recognition of remaining unrecognized compensation expenses of restricted share units granted to certain employees as a result of the cancellation of their equity awards of nil, US$9.5 million and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

Schedule of Share Options Activity

The following table summarizes activities of the Company’s share options for the year ended December 31, 2025:

Equity Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted-average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted-average Grant Date Fair Value Per Share
		(US$)	In years	(US$)	In years
Outstanding at December 31, 2024	32,667,241	0.59	8.25	15,733,975	0.75
Granted	34,993,424	1.04			0.30
Exercised	(3,602,932)	0.05		3,439,966
Forfeited	(617,245)	0.63
Outstanding at December 31, 2025	63,440,488	0.87	7.85	13,528,733	0.47
Vested and expected to vest at December 31, 2025	63,440,488	0.87	7.85	13,528,733	0.47
Exercisable at December 31, 2025	13,222,724	0.15	4.81	11,751,270	1.20

Schedule of Share Options, Fair Value Assumptions

The fair value of options granted under the Company’s Plans for the years ended December 31, 2023, 2024 and 2025 used the binomial option pricing model, with the assumptions (or ranges thereof) in the following table:

	Year Ended December 31,
	2023	2024	2025
Exercise price	US$0.10	US$0.0001-US$2.0	US$0.1-US$1.5
Fair value of the ordinary shares on the date of option grant	US$0.4950 - US$0.6375	US$0.4575 - US$1.0400	US$0.5500 - US$0.9600
Risk-free interest rate(1)	3.48% - 4.80%	3.94% - 4.57%	4.14% - 4.66%
Expected term (in years)	10	10	8 - 10
Expected dividend yield(2)	0%	0%	0%
Expected volatility(3)	55.18% - 56.32%	43.27% - 56.21%	41.68% - 45.25%
Expected forfeiture rate (post-vesting)	3%	3%, 10%	10%

(1)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.
(2)
The Company has no history or expectation of paying dividends on its ordinary shares.
(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry and the Company itself as at the valuation dates.

Schedule of Restricted Share Activity

The following table summarizes the RSU activities:

	Numbers of Shares	Weighted-average Grant Date Fair Value Per Share
		(US$)
Outstanding at December 31, 2024	21,392,760	0.60
Granted	14,917,524	0.44
Vested	(3,199,096)	0.76
Forfeited	(405,546)	0.73
Outstanding at December 31, 2025	32,705,642	0.52

Monte Carlo Simulation Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share Options, Fair Value Assumptions

The grant date fair value of the awards with market condition was evaluated by using the Monte Carlo Simulation Model with the likelihood of achieving the market condition reflected in the fair value. The assumptions used in the measurement of the fair value at grant date were as follows:

Year Ended December 31,
2025
Weighted average share price	US$0.8250
Expected volatility(1)	45.72%
Expected life (years)	6
Risk-free interest rate(2)	3.91%
Expected dividend yield(3)	0%